Interim consolidated statement of profit or loss - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Interim consolidated statement of profit or loss - unaudited
Revenue from contracts with customers		£ 225,756	£ 167,368	£ 382,852	£ 311,022
Operating expenses		(198,661)	(167,640)	(383,423)	(331,284)
Profit/(loss) on disposal of intangible assets		399	(2,588)	29,880	14,020
Operating profit/(loss)		27,494	(2,860)	29,309	(6,242)
Finance costs		(16,593)	(26,277)	(37,842)	(21,956)
Finance income	[1]	16,318	38,392	2,948	3,083
Net finance (costs)/income		(275)	12,115	(34,894)	(18,873)
Profit/(loss) before income tax		27,219	9,255	(5,585)	(25,115)
Income tax (expense)/credit		(6,845)	(2,949)	202	4,905
Profit/(loss) for the period		£ 20,374	£ 6,306	£ (5,383)	£ (20,210)
Earnings/(loss) per share during the period:
Basic earnings/(loss) per share		£ 0.1249	£ 0.0387	£ (0.0330)	£ (0.1239)
Diluted earnings/(loss) per share	[2]	£ 0.1244	£ 0.0385	£ (0.0330)	£ (0.1239)

[1]	Each element of finance income is split based on its position in both the three months ended 31 December 2023 and the six months ended 31 December 2023. In the current year, exchange rate fluctuations have resulted in income for the three months ended 31 December 2023 that is greater than the total net position across the six months ended 31 December 2023.
[2]	For the six months ended 31 December 2023 and 31 December 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.